STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options and restricted stock units (RSUs) issued under the Company’s 2018 Equity Incentive Plan (2018 Plan) in the following expense categories of its accompanying statements of operations for the three and nine months ended September 30, 2022 and 2021:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$(97)	$22	$(208)	$61
General and administrative	(39)	112	168	379
Total	$(136)	$134	$(40)	$440

The Company recorded stock-based compensation related to stock options issued under the 2018 Plan in the following expense categories of its accompanying statements of operations for the years ended December 31, 2021 and 2020:

	For the Year Ended December 31,
	2021	2020
Research and development	$83	$103
General and administrative	543	51
Total	$626	$154

Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the nine months ended September 30, 2022:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	708,490	$3.60	8.64
Granted	204,500	$5.22
Exercised	—	—
Forfeited	216,406	4.06
Outstanding at September 30, 2022	696,584	$3.93	8.30
Exercisable at September 30, 2022	315,991	$3.37	7.77

The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2021:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2020	266,250	$2.94	8.22
Granted	442,240	$4.00
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2021	708,490	$3.60	8.64
Exercisable at December 31, 2021	205,888	$2.94	7.80
Vested and expected to vest at December 31, 2021	708,490	$3.60	8.64

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Nine Months Ended September 30,
	2022	2021
Volatility	90.39%	83.50%
Expected term in years	5.98	5.90
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.00%	0.99%
Fair value of option on grant date	$3.86	$3.87

The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2021	2020
Volatility	83.78%	85.00%
Expected term in years	5.85	5.80
Dividend rate	0.00%	0.00%
Risk-free interest rate	1.01%	0.64%
Fair value of common stock on grant date	$4.00	$4.72